Recently Issued International Financial Reporting Standards - Consolidated Statements of Cash Flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Result after taxation	€ (24,269)	€ (64,774)	[1]	€ (47,437)	[1]
Changes in working capital:
Deferred revenue	€ (13,877)	(14,933)	[1]	(14)	[1]
Previously stated [member]
Condensed Cash Flow Statements, Captions [Line Items]
Result after taxation		(73,089)		(47,228)
Changes in working capital:
Deferred revenue		(6,618)		(223)
Increase (decrease) due to application of IFRS 15 [member]
Condensed Cash Flow Statements, Captions [Line Items]
Result after taxation		8,315		(209)
Changes in working capital:
Deferred revenue		€ (8,315)		€ 209

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.